DEAN WITTER NEW YORK TAX-FREE INCOME FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                           YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997

DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Dean Witter New York Tax-Free Income Fund for the year ended December 31, 1997.

As 1997 drew to a close the securities markets were dominated by the Asian financial crisis and its potential impact on the U.S. economy. Foreign currency turmoil strengthened the value of the U.S. dollar and created a "flight to quality" demand for Treasuries. Long-term interest rates fell to yields last seen more than 20 years ago. Domestic employment conditions improved throughout the year and the unemployment rate reached its lowest level since 1973. Inflation remained in check despite the economy's strength. The bond market rally was also aided by prospects of the first federal budget surplus in more than two decades.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    BOND YIELDS 1994-1997

                               30-Year Insured     30-Year U.S.         Insured Municipal Revenue
                                     Municipal  Treasury Yields                       Yields on a
                                                                      Percentage of U.S. Treasury
                                Revenue Yields                                             Yields
12/31/93                                 5.40%            6.34%                            85.17%
1/31/94                                  5.40%            6.24%                            86.54%
2/28/94                                  5.80%            6.66%                            87.09%
3/31/94                                  6.40%            7.09%                            90.27%
4/29/94                                  6.35%            7.32%                            86.75%
5/31/94                                  6.25%            7.43%                            84.12%
6/30/94                                  6.50%            7.61%                            85.41%
7/29/94                                  6.25%            7.39%                            84.57%
6/31/94                                  6.30%            7.45%                            84.56%
9/30/94                                  6.55%            7.81%                            83.87%
10/31/94                                 6.75%            7.96%                            84.80%
11/30/94                                 7.00%            8.00%                            87.50%
12/30/94                                 6.75%            7.88%                            85.66%
1/31/95                                  6.40%            7.70%                            83.12%
2/28/95                                  6.15%            7.44%                            82.66%
3/31/95                                  6.15%            7.43%                            82.77%
4/28/95                                  6.20%            7.34%                            84.47%
5/31/95                                  5.80%            6.66%                            87.09%
6/30/95                                  6.10%            6.62%                            92.15%
7/31/95                                  6.10%            6.86%                            88.92%
8/31/95                                  6.00%            6.86%                            90.09%
9/29/95                                  5.95%            6.48%                            91.82%
10/31/95                                 5.75%            6.33%                            90.84%
11/30/95                                 5.00%            6.14%                            89.58%
12/29/95                                 5.35%            5.94%                            90.07%
1/31/96                                  5.40%            6.03%                            89.55%
2/29/96                                  5.60%            6.46%                            88.69%
3/29/96                                  5.85%            6.66%                            87.84%
4/30/96                                  5.95%            6.89%                            86.36%
5/31/96                                  6.05%            6.99%                            86.55%
6/28/96                                  5.90%            6.89%                            85.63%
7/31/96                                  5.85%            6.97%                            83.93%
8/30/96                                  5.90%            7.11%                            82.98%
9/30/96                                  5.70%            6.93%                            82.25%
10/31/96                                 5.65%            6.64%                            85.09%
11/29/96                                 5.60%            6.35%                            86.61%
12/31/96                                 5.60%            6.63%                            84.46%
1/31/97                                  5.70%            6.79%                            83.95%
2/28/97                                  5.65%            6.80%                            83.09%
3/31/97                                  5.90%            7.10%                            83.10%
4/30/97                                  5.75%            6.94%                            82.85%
5/30/97                                  5.65%            6.91%                            81.77%
6/30/97                                  5.60%            6.78%                            82.60%
7/30/97                                  5.30%            6.30%                            84.00%
8/31/97                                  5.50%            6.61%                            83.00%
9/30/97                                  5.40%            6.40%                            84.40%
10/31/97                                 5.35%            6.15%                            86.90%
11/30/97                                 5.30%            6.05%                            87.60%
12/31/97                                 5.15%            5.92%                            86.90%
Source: Municipal Market Data

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

MUNICIPAL MARKET CONDITIONS

The long-term insured revenue index began 1997 yielding 5.60 percent. Municipal yields rose in the first quarter but subsequently declined in a sustained rally. The Fed tightened monetary policy in March in a preemptive move against a possible increase in inflation. Index yields moved as high as 5.90 percent. However, inflation remained benign and the Asian financial crisis drove municipal yields as low as 5.15 percent by year end.

As usually happens when interest rates change rapidly, the municipal rally lagged the rally in Treasuries. The ratio of municipal yields to Treasury yields improved from an historically rich 83 percent of Treasuries in March to a more attractive 87 percent in December. A rising ratio means that municipals have underperformed
Treasuries and have become relatively
more attractive.

Total municipal volume increased 20
percent in 1997. New-issue supply
reached $220 billion, with half the
underwritings enhanced by bond
insurance. Much of this growth came
from refunding issues sold in the
second half of the year. Overall,
refundings represented one-quarter of
total new issues.

PERFORMANCE

Dean Witter New York Tax-Free Income
Fund's Class B shares registered a
total return of 8.43
percent for the fiscal year ended
December 31, 1997.
In comparison, the Lehman Brothers
Municipal Bond Index posted a total
return of 9.19 percent and the Lipper
Analytical Services Inc. New York
Municipal Debt Funds Index produced a
total return of 8.75 percent. The net
asset value of the Fund's Class B
shares increased from $11.71 to $12.16
per share. Tax-free dividends of $0.51
per share were paid during the fiscal
year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Growth of $10,000 -- Class
            B
    ($ in Thousands)
  Average Annual Total
         Returns
         1 Year             5 Years     10 Years
8.43%(1)                     6.02%(1)    7.57%(1)
3.43%(2)                     5.71%(2)    7.57%(2)
                                 Fund   Lehman(4)  Lipper(5)
December 31, 1987             $10,000     $10,000    $10,000
December 31, 1988             $11,091     $11,016    $11,126
December 31, 1989             $12,127     $12,205    $12,163
December 31, 1990             $12,613     $13,094    $12,780
December 31, 1991             $14,245     $14,684    $14,514
December 31, 1992             $15,485     $15,979    $15,935
December 31, 1993             $17,299     $17,941    $17,950
December 31, 1994             $15,961     $17,014    $18,620
December 31, 1995             $18,608     $19,984    $19,482
December 31, 1996            $ 19,133    $ 20,870   $ 20,038
December 31, 1997          $20,745(3)    $ 22,788   $ 21,791

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 Year-5%, 5 Years-2%, 10 Years-0%). See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value assuming a complete redemption on December 31, 1997.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or more and a minimum credit rating of Baa or BBB, as measured by Moody's Investors Service, Inc. or Standard & Poor's Corp. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper New York Muni Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper New York Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               LARGEST SECTORS as of December 31, 1997
(% of Net Assets)
All Other                                                                     17%
General Obligation                                                            14%
IDR/PCR*                                                                      14%
Refunded                                                                      13%
Education                                                                     11%
Mortgage                                                                      10%
Nursing & Health                                                               6%
Electric                                                                       5%
Hospital                                                                       5%
Transportation                                                                 5%
*Industrial Development/Pollution Control Revenue
Portfolio structure is subject to change.
CREDIT RATINGS as of December 31, 1997
(% of Total Long-Term Portfolio)
Aaa/AAA                                                                       28%
Aa/AA                                                                         10%
A/A                                                                           39%
Baa/BBB                                                                       21%
N/R                                                                            2%
As measured by Moody's Investors Service, Inc. or Standard & Poor's
Corp.
*Not rated at time of purchase; deemed by Investment
Managers to be comparable to investment-grade securities.
Portfolio structure is subject to change.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  Call Structure as of December 31,
                1997
(% of Total Long-Term Portfolio)
Percent Callable
1998                                         11%
1999                                         12%
2000                                          3%
2001                                          3%
2002                                          8%
2003                                          6%
2004                                         13%
2005                                          5%
2006                                         15%
2007                                          3%
2008+                                        21%

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

The accompanying chart illustrates the growth of a $10,000 investment in the Fund for the 10 years ended December 31, 1997, versus similar hypothetical investments in the issues that comprise the Lehman Brothers Municipal Bond Index and the funds that comprise the Lipper New York Municipal Debt Funds Index.

On July 28, 1997, the Fund began offering four classes of shares: A, B, C and D, each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

PORTFOLIO STRUCTURE

In anticipation of tightening moves by the Federal Reserve Board, the Fund increased its cash position, sold market-sensitive issues and retained refunded bonds during the first half of 1997. These defensive actions reduced the Fund's volatility. By the end of the summer, the Fund began to draw down cash and extend maturity as market conditions improved.

At the end of 1997 the portfolio's average maturity was 16 years. The distribution of bond call dates (illustrated in the accompanying chart) produced an average call protection of 7 years. The Fund's net assets of $170 million were diversified among 13 long-term sectors and 31 credits. Over 75 percent of long-term holdings rated single "A" or better.

LOOKING AHEAD

The economic fundamentals are in place for another year of solid but less spectacular domestic growth in 1998. Events in the Far East have strengthened the U.S. dollar and led to lower interest rates. The Asian financial crisis seems likely to slow U.S. growth and moderate inflationary pressures in the economy.

We appreciate your ongoing support of Dean Witter New York Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

PRINCIPAL
AMOUNT IN                                            COUPON       MATURITY
THOUSANDS                                             RATE          DATE            VALUE
---------------------------------------------------------------------------------------------
           NEW YORK TAX-EXEMPT MUNICIPAL BONDS (96.1%)
           GENERAL OBLIGATION (14.4%)
           Monroe County,
$  1,000     Public Improvement Refg 1996..........   6.00%            03/01/13  $  1,129,320
   1,000     Public Improvement Refg 1996..........   6.00             03/01/15     1,129,120
           New York City,
   3,500     Various Purpose 1973..................   3.50             05/01/01     3,425,135
   2,500     Various Purpose 1973..................   3.50             05/01/03     2,385,150
   2,460     1997 Ser D............................   6.00             08/01/06     2,522,877
           New York State,
   2,500     Ser 1996 A Refg.......................   6.00             07/15/08     2,807,450
   3,000     Ser 1995 B Refg.......................   5.70             08/15/13     3,192,570
   9,000   Puerto Rico, Public Improvement Refg Ser
             1987 A................................   3.00             07/01/06     7,955,460
                                                                                 ------------
---------
                                                                                   24,547,082
  24,960
                                                                                 ------------
---------
           EDUCATIONAL FACILITIES REVENUE (10.6%)
           New York State Dormitory Authority,
   2,150     City University Ser 1992 U............   6.375            07/01/08     2,369,063
   3,000     City University Ser 1993 A............   5.75             07/01/09     3,266,250
   3,000     State University Ser 1989 B...........   0.00             05/15/05     2,143,860
   4,000     State University Ser 1993 C...........   5.375            05/15/13     4,079,400
   2,000     State University Ser 1993 A...........   5.25             05/15/15     2,052,780
   4,000     University of Rochester Ser 1987......   6.50             07/01/09     4,086,960
                                                                                 ------------
---------
                                                                                   17,998,313
  18,150
                                                                                 ------------
---------
           ELECTRIC REVENUE (4.7%)
   8,000   Puerto Rico Electric Power Authority,
             Power Ser O...........................   5.00             07/01/12     7,975,520
                                                                                 ------------
---------
           HOSPITAL REVENUE (5.4%)
   9,120   New York State Medical Care Facilities
             Finance Agency, Insured Hospital &
             Nursing Home - FHA Ins Mtge 1993 Ser
             B.....................................   5.50             02/15/22     9,220,502
                                                                                 ------------
---------
           INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (14.2%)
           New York City Industrial Development
           Agency,
   2,000     1990 American Airlines Inc (AMT)......   8.00             07/01/20     2,104,240
   5,000     Brooklyn Navy Yard Cogeneration
             Partners, LP Proj Ser 1997 (AMT)......   5.75             10/01/36     5,060,850
     900     Japan Airlines Co 1991 (AMT) (FSA)....   6.00             11/01/15       968,238
           New York State Energy Research &
           Development Authority,
   3,000     Brooklyn Union Gas Co 1993 Ser B......   6.368            04/01/20     3,353,940
  11,000     Brooklyn Union Gas Co 1991 Ser A
             (AMT).................................   6.952            07/01/26    12,688,940
                                                                                 ------------
---------
                                                                                   24,176,208
  21,900
                                                                                 ------------
---------
           MORTGAGE REVENUE - MULTI-FAMILY (6.0%)
           New York City Housing Development
           Corporation,
   2,302     East Midtown Proj - FHA Ins Sec 223...   6.50             11/15/18     2,418,654
   2,318     Ruppert Proj - FHA Ins Sec 223........   6.50             11/15/18     2,433,922
   5,000   New York State Housing Finance Agency,
             Housing 1996 Ser A Refg (FSA).........   6.10             11/01/15     5,310,600
                                                                                 ------------
---------
                                                                                   10,163,176
   9,620
                                                                                 ------------
---------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                            COUPON       MATURITY
THOUSANDS                                             RATE          DATE            VALUE
---------------------------------------------------------------------------------------------
           MORTGAGE REVENUE - SINGLE FAMILY (3.7%)
           New York State Mortgage Agency,
$  4,500     Homeowner Ser 27......................   6.90%            04/01/15  $  4,872,780
   1,400     Homeowner Ser MM-1 (AMT)..............   7.95             10/01/21     1,514,464
                                                                                 ------------
---------
                                                                                    6,387,244
   5,900
                                                                                 ------------
---------
           NURSING & HEALTH RELATED FACILITIES REVENUE (5.5%)
           New York State Medical Care Facilities
           Finance Agency,
   2,295     Long-Term Health Care 1992 Ser D
             (FSA).................................   6.50             11/01/15     2,520,805
   6,995     Mental Health Ser F...................   5.25             02/15/19     6,854,680
                                                                                 ------------
---------
                                                                                    9,375,485
   9,290
                                                                                 ------------
---------
           RESOURCE RECOVERY REVENUE (4.3%)
   5,000   Hempstead Industrial Development Agency,
             American REF-FUEL Co of Hempstead Ser
             1997 (MBIA)...........................   5.00             12/01/09     5,114,300
   2,000   Oneida-Herkimer Solid Waste Management
             Authority, Ser 1992...................   6.75             04/01/14     2,157,560
                                                                                 ------------
---------
                                                                                    7,271,860
   7,000
                                                                                 ------------
---------
           TRANSPORTATION FACILITIES REVENUE (5.3%)
           New York State Thruway Authority,
   3,500     Ser A.................................   5.75             01/01/12     3,667,860
   2,000     Ser C (FGIC)..........................   6.00             01/01/25     2,164,980
   3,000   Puerto Rico Highway & Transportation
             Authority, Refg Ser X **..............   5.50             07/01/15     3,152,070
                                                                                 ------------
---------
                                                                                    8,984,910
   8,500
                                                                                 ------------
---------
           WATER & SEWER REVENUE (3.9%)
           Suffolk County Industrial Development
           Agency,
   2,000     Southwest Sewer Ser 1994 (FGIC).......   6.00             02/01/07     2,218,280
   4,000     Southwest Sewer Ser 1994 (FGIC).......   6.00             02/01/08     4,491,880
                                                                                 ------------
---------
                                                                                    6,710,160
   6,000
                                                                                 ------------
---------
           OTHER REVENUE (5.6%)
   2,000   Municipal Assistance Corporation for the
             City of New York, Ser E...............   6.00             07/01/06     2,230,900
   2,000   New York City Transitional Finance
             Authority, 1998 Ser A.................   5.00             08/15/27     1,942,720
   5,000   New York Local Government Assistance
             Corporation, Ser 1994 A...............   5.50             04/01/17     5,331,950
                                                                                 ------------
---------
                                                                                    9,505,570
   9,000
                                                                                 ------------
---------
           REFUNDED (12.5%)
   1,350   New York City, 1997 Ser D...............   6.00             08/01/99+    1,384,507
   4,000   New York City Municipal Water Finance
             Authority, 1990 Ser A.................   6.00             06/15/99+    4,120,760
   3,000   New York State Dormitory Authority,
             Suffolk County Judicial Ser 1986 (ETM)
             **....................................   7.375            07/01/16     3,789,330
   2,000   New York State Environmental Facilities
             Corporation, Huntington 1989 Ser A
             (AMT).................................   7.50             10/01/99++    2,131,260

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                            COUPON       MATURITY
THOUSANDS                                             RATE          DATE            VALUE
---------------------------------------------------------------------------------------------
$  4,000   New York State Medical Care Facilities
             Finance Agency, St Lukes - Roosevelt
             Hospital Center - FHA Ins Mtge 1989
             Ser B.................................   7.40%            02/15/00+ $  4,347,800
   5,000   United Nations Development Corporation,
             1992 Refg Ser A Sr Lien **............   6.00             07/01/03+    5,512,300
                                                                                 ------------
---------
                                                                                   21,285,957
  19,350
                                                                                 ------------
---------

           TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS
           (IDENTIFIED COST $146,004,754)......................................
 156,790                                                                          163,601,987
---------                                                                        ------------

           SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.4%)
   1,000   New York State Dormitory Authority,
             Oxford University Press Inc Ser 1993
             (Demand 01/02/98).....................   5.10*            07/01/23     1,000,000
   3,000   New York State Energy Research &
             Development Authority, New York State
             Electric & Gas Corp Ser 1994 D (Demand
             01/02/98).............................   5.00*            10/01/29     3,000,000
                                                                                 ------------
---------

           TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS
           (IDENTIFIED COST $4,000,000)........................................
   4,000                                                                            4,000,000
---------                                                                        ------------

$160,790 TOTAL INVESTMENTS
         (IDENTIFIED COST $150,004,754) (a).........................................................    98.5 %   167,601,987
---------
---------

         CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............................................     1.5       2,500,920
                                                                                                       ------  -------------

         NET ASSETS.................................................................................   100.0 % $ 170,102,907
                                                                                                       ------  -------------
                                                                                                       ------  -------------

---------------------

AMT   Alternative Minimum Tax.
ETM   Escrowed to maturity.
 +    Prerefunded to call date shown.
 ++   Refunded on call date shown by forward delivery contract.
 *    Current coupon of variable rate demand obligation.
 ** All of these securities are segregated in connection with the purchase of delayed delivery securities.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized appreciation is $17,597,233.

BOND INSURANCE:
FGIC  Financial Guaranty Insurance Company.
FSA   Financial Security Assurance Inc.
MBIA  Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS:
Investments in securities, at value
  (identified cost $150,004,754)..............................................................  $167,601,987
Cash..........................................................................................       407,314
Receivable for:
    Interest..................................................................................     2,670,968
    Investments sold..........................................................................     2,039,167
    Shares of beneficial interest sold........................................................        38,996
Prepaid expenses and other assets.............................................................        16,061
                                                                                                ------------
     TOTAL ASSETS.............................................................................   172,774,493
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................     2,002,403
    Dividends and distributions to shareholders...............................................       302,187
    Plan of distribution fee..................................................................       115,448
    Investment management fee.................................................................        84,700
    Shares of beneficial interest repurchased.................................................        66,135
Accrued expenses..............................................................................       100,713
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     2,671,586
                                                                                                ------------
     NET ASSETS...............................................................................  $170,102,907
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $152,209,493
Net unrealized appreciation...................................................................    17,597,233
Accumulated undistributed net realized gain...................................................       296,181
                                                                                                ------------
     NET ASSETS...............................................................................  $170,102,907
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................       $94,360
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         7,761
     NET ASSET VALUE PER SHARE................................................................        $12.16
                                                                                                ------------
                                                                                                ------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)........................................        $12.70
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $169,868,395
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    13,967,749
     NET ASSET VALUE PER SHARE................................................................        $12.16
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................      $108,477
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         8,933
     NET ASSET VALUE PER SHARE................................................................        $12.14
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................       $31,675
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         2,606
     NET ASSET VALUE PER SHARE................................................................        $12.15
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997*

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $10,262,639
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................           60
Plan of distribution fee (Class B shares)......................................................    1,337,215
Plan of distribution fee (Class C shares)......................................................          210
Investment management fee......................................................................      980,937
Transfer agent fees and expenses...............................................................       73,766
Professional fees..............................................................................       57,147
Shareholder reports and notices................................................................       49,530
Trustees' fees and expenses....................................................................       18,589
Custodian fees.................................................................................        9,006
Registration fees..............................................................................        5,634
Other..........................................................................................       16,099
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    2,548,193

Less: expense offset...........................................................................       (8,982)
                                                                                                 -----------

     NET EXPENSES..............................................................................    2,539,211
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................    7,723,428
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain..............................................................................    1,162,683
Net change in unrealized appreciation..........................................................    5,299,300
                                                                                                 -----------

     NET GAIN..................................................................................    6,461,983
                                                                                                 -----------

NET INCREASE...................................................................................  $14,185,411
                                                                                                 -----------
                                                                                                 -----------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR       FOR THE YEAR
                                                                             ENDED               ENDED
                                                                       DECEMBER 31, 1997*  DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................................  $       7,723,428   $      9,201,559
Net realized gain (loss).............................................          1,162,683           (866,502 )
Net change in unrealized appreciation................................          5,299,300         (3,130,905 )
                                                                       ------------------  -----------------

     NET INCREASE....................................................         14,185,411          5,204,152
                                                                       ------------------  -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares...................................................             (1,135 )        --
    Class B shares...................................................         (7,720,917 )       (9,254,430 )
    Class C shares...................................................             (1,150 )        --
    Class D shares...................................................               (259 )        --
Net realized gain
    Class B shares...................................................         --                   (656,506 )
                                                                       ------------------  -----------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS...............................         (7,723,461 )       (9,910,936 )
                                                                       ------------------  -----------------
Net decrease from transactions in shares of beneficial interest......        (28,550,770 )      (19,719,531 )
                                                                       ------------------  -----------------

     NET DECREASE....................................................        (22,088,820 )      (24,426,315 )

NET ASSETS:
Beginning of period..................................................        192,191,727        216,618,042
                                                                       ------------------  -----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0 AND $26,
    RESPECTIVELY)....................................................  $     170,102,907   $    192,191,727
                                                                       ------------------  -----------------
                                                                       ------------------  -----------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter New York Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on
January 17, 1985 and commenced operations on April 25, 1985. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million and 0.525% to the portion of daily net assets exceeding $500 million.

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $1,970,148 at December 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended December 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $281,986 and received $993 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1997 aggregated $17,042,682 and $37,661,135, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $3,300.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,720. At December 31, 1997, the Fund had an accrued pension liability of $48,294 which is included in accrued expenses in the Statement of Assets and Liabilities.

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                        DECEMBER 31, 1997             DECEMBER 31, 1996
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold.............................................................        7,668   $       92,057       --             --
Reinvestment of dividends........................................           93            1,125       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................        7,761           93,182       --             --
                                                                   -----------   --------------   -----------   ------------
CLASS B SHARES
Sold.............................................................      697,881        8,245,711     1,126,418   $ 13,143,567
Reinvestment of dividends and distributions......................      366,318        4,331,957       492,455      5,712,064
Redeemed.........................................................   (3,505,739)     (41,360,108)   (3,323,154)   (38,575,162)
                                                                   -----------   --------------   -----------   ------------
Net decrease - Class B...........................................   (2,441,540)     (28,782,440)   (1,704,281)   (19,719,531)
                                                                   -----------   --------------   -----------   ------------
CLASS C SHARES*
Sold.............................................................        8,859          106,083       --             --
Reinvestment of dividends........................................           74              891       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................        8,933          106,974       --             --
                                                                   -----------   --------------   -----------   ------------
CLASS D SHARES*
Sold.............................................................        2,585           31,255       --             --
Reinvestment of dividends........................................           21              259       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class D...........................................        2,606           31,514       --             --
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................   (2,422,240)  $  (28,550,770)   (1,704,281)  $(19,719,531)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 *   For the period July 28, 1997 (issue date) through December 31, 1997.

6. FEDERAL INCOME TAX STATUS

During the year ended, December 31, 1997, the Fund utilized its net capital loss carryover of approximately $820,000.

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                          FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------------------------------------------------------------------------------------
                    1997*       1996       1995        1994       1993       1992        1991       1990       1989        1988
----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE
OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $   11.71   $  11.96   $  10.83   $   12.50   $  11.98   $  11.68   $   11.00   $  11.25   $  10.94   $   10.50
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net investment
 income..........      0.51       0.53       0.55        0.57       0.65       0.65        0.68       0.68       0.68        0.68

Net realized and
 unrealized gain
 (loss)..........      0.45      (0.21)      1.20       (1.51)      0.72       0.34        0.70      (0.25)      0.31        0.44
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total from
 investment
 operations......      0.96       0.32       1.75       (0.94)      1.37       0.99        1.38       0.43       0.99        1.12
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Less dividends
 and
 distributions
 from:
  Net investment
  income.........     (0.51)     (0.53)     (0.54)      (0.57)     (0.65)     (0.65)      (0.68)     (0.68)     (0.68)      (0.67)
  Net realized
  gain...........    --          (0.04)     (0.08)      (0.16)     (0.20)     (0.04)      (0.02)     --         --          (0.01)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total dividends
 and
 distributions...     (0.51)     (0.57)     (0.62)      (0.73)     (0.85)     (0.69)      (0.70)     (0.68)     (0.68)      (0.68)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net asset value,
 end of period... $   12.16   $  11.71   $  11.96   $   10.83   $  12.50   $  11.98   $   11.68   $  11.00   $  11.25   $   10.94
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

TOTAL INVESTMENT
RETURN+..........      8.43%      2.82%     16.59%      (7.74)%    11.72%      8.70%      12.94%      4.01%      9.34%      10.91%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........      1.43%(1)     1.40%(1)     1.42%(1)      1.40%     1.27%     1.40%      1.32%     1.37%     1.37%      1.41%

Net investment
 income..........      4.33%      4.54%      4.70%       4.96%      5.20%      5.48%       6.00%      6.13%      6.09%       6.28%

SUPPLEMENTAL
DATA:
Net assets, end
 of period, in
 millions........       $170       $192       $217        $207       $246       $209        $182       $158       $147        $129

Portfolio
 turnover rate...        10%        16%        17%         10%        25%        16%         17%        23%         4%         18%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Does not reflect the effect of expense offset of 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          DECEMBER 31,
                                                                              1997
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 12.02
                                                                             ------
Net investment income.................................................         0.24
Net realized and unrealized gain......................................         0.14
                                                                             ------
Total from investment operations......................................         0.38
                                                                             ------
Less dividends from net investment income.............................        (0.24)
                                                                             ------
Net asset value, end of period........................................      $ 12.16
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................         3.24%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.92%(2)
Net investment income.................................................         4.78%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................               $94
Portfolio turnover rate...............................................           10%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 12.02
                                                                             ------
Net investment income.................................................         0.22
Net realized and unrealized gain......................................         0.12
                                                                             ------
Total from investment operations......................................         0.34
                                                                             ------
Less dividends from net investment income.............................        (0.22)
                                                                             ------
Net asset value, end of period........................................      $ 12.14
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................         2.83%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.40%(2)
Net investment income.................................................         4.12%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................              $108
Portfolio turnover rate...............................................           10%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          DECEMBER 31,
                                                                              1997
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 12.02
                                                                             ------

Net investment income.................................................         0.26

Net realized and unrealized gain......................................         0.13
                                                                             ------

Total from investment operations......................................         0.39
                                                                             ------

Less dividends from net investment income.............................        (0.26)
                                                                             ------

Net asset value, end of period........................................      $ 12.15
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................         3.27%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses..............................................................         0.66%(2)

Net investment income.................................................         5.04%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands...............................               $32

Portfolio turnover rate...............................................           10%

---------------------

 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER NEW YORK TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter New York Tax-Free Income Fund (the "Fund") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statements presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 10, 1998

                      1997 FEDERAL TAX NOTICE (UNAUDITED)

       For  the year ended December 31, 1997, all of the Fund's dividends
       from  net  investment  income  were  exempt  interest   dividends,
       excludable from gross income for Federal income tax purposes.

TRUSTEES
                                                      DEAN WITTER
                                                      NEW YORK
Michael Bozic                                         TAX-FREE
Charles A. Fiumefreddo                                INCOME FUND
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT                                                          [PHOTO]

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

                                                              ANNUAL REPORT
                                                              DECEMBER 31, 1997

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.


This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.